Income Tax - Analysis of Deferred Income Tax Assets and Liabilities in Consolidated Statements of Financial Position (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	$ 25,958.2	$ 17,928.4	$ 16,806.4
Recognized in Profit or loss	23,292.3	7,660.7	1,176.2
Recognized in Other Comprehensive Income	(85.3)	422.7	(21.0)
Effect of Exchange Rate Changes	(11.3)	(53.6)	(33.2)
Balance, End of Year	49,153.9	25,958.2	17,928.4
Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(1,729.9)	(344.4)	(233.3)
Recognized in Profit or loss	(140.6)	(1,385.5)	(111.1)
Recognized in Other Comprehensive Income	(3.4)
Balance, End of Year	(1,873.9)	(1,729.9)	(344.4)
Depreciation [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	19,354.4	13,547.2	11,839.2
Recognized in Profit or loss	15,365.7	5,824.0	1,727.8
Effect of Exchange Rate Changes	0.6	(16.8)	(19.8)
Balance, End of Year	34,720.7	19,354.4	13,547.2
Refund liability [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	3,755.1	2,150.4	2,594.0
Recognized in Profit or loss	2,231.5	1,606.1	(443.2)
Effect of Exchange Rate Changes	(0.4)	(1.4)	(0.4)
Balance, End of Year	5,986.2	3,755.1	2,150.4
Net defined benefit liability [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	1,342.1	1,016.3	1,084.9
Recognized in Profit or loss	(75.9)	(96.3)	(38.2)
Recognized in Other Comprehensive Income	(29.1)	422.1	(30.4)
Balance, End of Year	1,237.1	1,342.1	1,016.3
Unrealized loss on inventories [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	858.5	469.4	751.0
Recognized in Profit or loss	41.0	391.1	(280.8)
Effect of Exchange Rate Changes	(0.5)	(2.0)	(0.8)
Balance, End of Year	899.0	858.5	469.4
Deferred compensation cost [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	330.3	323.1	271.7
Recognized in Profit or loss	49.2	27.4	59.4
Effect of Exchange Rate Changes	(5.5)	(20.2)	(8.0)
Balance, End of Year	374.0	330.3	323.1
Investments in equity instruments at FVTOCI [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	66.3	65.7	56.2
Recognized in Profit or loss			0.1
Recognized in Other Comprehensive Income	(56.2)	0.6	9.4
Balance, End of Year	10.1	66.3	65.7
Others [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	251.5	356.3	209.4
Recognized in Profit or loss	59.1	(91.6)	151.1
Effect of Exchange Rate Changes	(5.5)	(13.2)	(4.2)
Balance, End of Year	305.1	251.5	356.3
Others [member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(863.4)	(10.8)	(171.6)
Recognized in Profit or loss	(300.8)	(852.6)	160.8
Recognized in Other Comprehensive Income	(3.4)
Balance, End of Year	(1,167.6)	(863.4)	(10.8)
Unrealized exchange gains [member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(866.5)	(333.6)	(61.7)
Recognized in Profit or loss	160.2	(532.9)	(271.9)
Balance, End of Year	(706.3)	$ (866.5)	$ (333.6)
Investment Tax Credits [Member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Recognized in Profit or loss	5,621.7
Balance, End of Year	$ 5,621.7